Investment Property, Net - Schedule of Net Gain from Investment Property (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Net Gain from Investment Property [Abstract]
Lease rental income	$ 434,700	$ 375,832	$ 340,746
Operating expense related to leased investment properties	(7,168)	(86,130)	(75,031)
Operating expense related to investment properties that are not leased	(105,542)	(41,857)	(81,306)
Net gain from investment property	$ 321,990	$ 247,845	$ 184,409